BFS Equity Fund
Schedule of Investments
February 28, 2023 - (Unaudited)
COMMON STOCKS — 77.62% Shares Fair Value
Aerospace & Defense — 5.05%
Lockheed Martin Corp. 1,000 $ 474,260
Northrop Grumman Corp. 2,000 928,220
Raytheon Technologies Corp. 8,500 833,765
2,236,245
Banking — 4.29%
JPMorgan Chase & Co. 10,000 1,433,500
Wells Fargo & Co. 10,000 467,700
1,901,200
Beverages — 1.57%
PepsiCo, Inc. 4,000 694,120
Biotech & Pharmaceuticals — 1.13%
Zoetis, Inc., Class A 3,000 501,000
Cable & Satellite — 1.26%
Comcast Corp., Class A 15,000 557,550
Chemicals — 2.22%
Ecolab, Inc. 2,000 318,740
Sherwin-Williams Co. (The) 3,000 664,050
982,790
E-Commerce Discretionary — 1.91%
Amazon.com, Inc.
(a)
9,000 848,070
Energy Equipment & Services — 1.20%
Schlumberger Ltd. 10,000 532,100
Health Care Facilities & Services — 7.12%
IQVIA Holdings, Inc.
(a)
6,000 1,250,820
UnitedHealth Group, Inc. 4,000 1,903,760
3,154,580
Home Construction — 1.04%
D.R. Horton, Inc. 5,000 462,400
Insurance — 1.83%
Marsh & McLennan Cos., Inc. 5,000 810,700
Internet Media & Services — 4.06%
Alphabet, Inc., Class A
(a)
20,000 1,801,200
Machinery — 4.93%
Caterpillar, Inc. 3,000 718,650
Deere & Co. 3,500 1,467,340
2,185,990
Medical Equipment & Devices — 6.77%
Danaher Corp. 4,000 990,120
Stryker Corp. 2,500 657,200
Thermo Fisher Scientific, Inc. 2,500 1,354,400
3,001,720
Metals & Mining — 2.73%
Agnico Eagle Mines Ltd. 12,500 575,375

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS — 77.62% - continued Shares Fair Value
Metals & Mining — 2.73% - continued
Franco-Nevada Corp. 5,000 $ 637,850
1,213,225
Oil & Gas Producers — 3.49%
ConocoPhillips 15,000 1,550,250
Oil & Gas Services & Equipment — 1.23%
Halliburton Co. 15,000 543,450
Retail - Consumer Staples — 2.73%
Costco Wholesale Corp. 2,500 1,210,450
Retail - Discretionary — 2.79%
Lowe's Cos., Inc. 6,000 1,234,500
Software — 7.73%
Adobe, Inc.
(a)
2,000 647,900
Microsoft Corp. 9,000 2,244,780
SS&C Technologies Holdings, Inc. 9,000 528,300
3,420,980
Specialty Finance — 0.98%
American Express Co. 2,500 434,975
Specialty Retail — 2.68%
Home Depot, Inc. (The) 4,000 1,186,160
Technology Hardware — 4.99%
Apple, Inc. 15,000 2,211,150
Technology Services — 3.89%
Automatic Data Processing, Inc. 3,000 659,460
MasterCard, Inc., Class A 3,000 1,065,870
1,725,330
Total Common Stocks (Cost $20,261,691) 34,400,135
U.S. GOVERNMENT & AGENCIES
(b)
— 21.25%
Principal
Amount
United States Treasury Bill, 3.48% , 3/9/2023 $ 1,500,000 1,498,508
United States Treasury Bill, 3.97% , 4/6/2023 2,000,000 1,991,165
United States Treasury Bill, 4.45% , 5/11/2023 5,000,000 4,954,120
United States Treasury Note, 0.13% , 8/31/2023 1,000,000 975,844
Total U.S. Government & Agencies (Cost $9,428,908) 9,419 ,637
MONEY MARKET FUNDS - 1.15%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.50%
(c)
508,270 508,270
Total Money Market Funds (Cost $508,270) 508,270
Total Investments — 100.02%
    (Cost $30,198,869) 44,328,042

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
Liabilities in Excess of Other Assets — (0.02)% $ (8,208)
NET ASSETS — 100.00% $ 44,319,834
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of February 28, 2023.